Land use rights, net	12 Months Ended
Dec. 31, 2014
Land use rights, net [Abstract]
Land use rights, net
7	Land use rights, net

The Company's interests in land use rights represent prepaid operating lease payments and their net book values were analyzed as follows:

	December 31,
	2013	2014
Land use rights	$65,038	$65,987
Less: Accumulated amortization	(5,575)	(6,930)
Total land use rights, net	$59,463	$59,057

Amortization expenses were $1,246, $1,338 and $1,369 for the years ended December 31, 2012, 2013 and 2014, respectively.